Note 12 - Stockholders' Equity (Details) - Accumulated Other Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments	$ 12,855	$ 3,317
Pension and postretirement benefit plans, net of tax	1,784	(33,908)
Foreign currency hedges - derivative valuation, net of tax	100	217
Avaialble for sale securities, net of tax	40	104
Accumulated other comprehensive income (loss)	$ 14,779	$ (30,270)